Employee Compensation and Benefit Plans - Employee Retirement Savings and Compensation Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Employer retirement savings plan, matching contributions	$ 87	$ 83	$ 73
Long Term Incentive Plan
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Compensation expense	0	0	27
Payments	$ 0	$ 52	$ 57